Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues
Total revenues	¥ 8,520,978	$ 1,337,127	¥ 3,819,712	¥ 1,549,354
Sales to offline distributors
Revenues
Total revenues	8,361,073		3,742,285	1,138,965
Sales to thirdparty ecommerce platform distributors(a)
Revenues
Total revenues				123,585
Sales to end users through thirdparty ecommerce platforms(a)
Revenues
Total revenues				281,131
Others
Revenues
Total revenues	¥ 159,905		¥ 77,427	¥ 5,673